Income and related expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	$ 9,631,043	$ 6,439,712	$ 3,555,213
Interest Income Other Assets At Amorized Cost [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	1,278,980	851,237	388,736
Interest Income Credit Card [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	3,802,366	2,521,892	1,014,875
Interest Income Loans [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	3,038,663	1,650,321	932,196
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	324,196	398,536	161,004
Interest Income And Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	1,287,991	973,029	1,087,619
Other Income Fair Value [Member]
IfrsStatementLineItems [Line Items]
Total interest income and gains (losses) on financial instruments	$ (101,153)	$ 44,697	$ (29,217)